Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of balance sheet information operating leases lessee
The Company has operating leases for corporate offices and certain equipment. The following tables provide information regarding the Company’s operating leases for which it is the lessee (in thousands):

	December 31,
	2020	2019
ROU asset:
Other assets, net	$9,585	$11,684

Lease liabilities:
Accounts payable and accrued expenses	$3,377	$3,366
Other liabilities	5,508	7,737

Total operating lease liabilities	$8,885	$11,103

Summary lease cost
	Year Ended December 31,
	2020	2019	2018

Operating lease costs	$4,152	$3,349	$3,198
Short-term lease costs	29	8	14
Variable lease costs	949	436	661

Total lease costs	$5,130	$3,793	$3,873

Summary of supplementary cash flow information for operating leases

	Year Ended December 31,
Supplemental Cash Flow Information	2020	2019	2018

Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating leases	$4,495	$4,434	$3,131
ROU asset obtained in exchange for new lease liability:
Operating leases	$363	$1,111	$—

Summary of weighted average discount rate and remaining lease term operating lease
	December 31,
Weighted Average Lease Term and Discount Rate	2020	2019

Weighted average remaining lease term (years):
Operating leases	5	6
Weighted average discount rate:
Operating leases	9.78%	9.79%

Summary of operating lease
The following table summarizes future minimum lease obligations under non-cancelable
operating leases as of December 31, 2020 (in thousands):

Year	Amount
2021	$3,554
2022	2,515
2023	2,044
2024	665
2025	536
Thereafter	1,954

Undiscounted minimum lease payments payable	11,268
Less: imputed interest	(2,383)

Present value of lease liability	$8,885